Pensions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 40	$ 100	$ 400
Superannuation in australia [member]
IfrsStatementLineItems [Line Items]
Pension plan, employer contribution rate	11.50%
Pension plan, employer contribution rate FY 2026	12.00%
Pension for UK employees [member]
IfrsStatementLineItems [Line Items]
Pension plan, employer contribution rate	7.00%	7.00%	7.00%
Pension for netherlands employees [member]
IfrsStatementLineItems [Line Items]
Pension plan, employer contribution rate	10.30%